INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,627,460	$ 2,492,372
Less: accumulated amortization	(699,527)	(610,650)
Intangible assets, net	1,927,933	1,881,722
Amortization expense	55,782	50,274	$ 50,351
Land use rights
Finite-Lived Intangible Assets [Line Items]
Total	2,521,646	2,393,660
Software
Finite-Lived Intangible Assets [Line Items]
Total	43,875	39,916
License for drug manufacturing
Finite-Lived Intangible Assets [Line Items]
Total	$ 61,939	$ 58,796